Note 13 - Preferred Stock (Details Textual) - $ / shares		12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Preferred Stock, Shares Outstanding		0	9,360
Preferred Stock, Dividend Rate, Percentage		9.00%	9.00%	9.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 8.40
Series A Preferred Stock [Member]
Preferred Stock, Shares Outstanding		0	9,360
Stock Redeemed or Called During Period, Shares	9,360	9,360	8,661	9,979
Preferred Stock, Redemption Price Per Share	$ 1,000		$ 1,000	$ 1,000